Acquisitions and Divestitures - Summary of Dividend Record and Payment Dates (Detail)	9 Months Ended
Jul. 31, 2019
Dividend record date one [member]
Disclosure of detailed information about business combination [line items]
Record Date	Jan. 02, 2019
Dividend record date two [member]
Disclosure of detailed information about business combination [line items]
Record Date	Apr. 02, 2019
Dividend record date three [member]
Disclosure of detailed information about business combination [line items]
Record Date	Jul. 02, 2019
Dividend record date four [member]
Disclosure of detailed information about business combination [line items]
Record Date	Oct. 01, 2019
January 2, 2019 [member]
Disclosure of detailed information about business combination [line items]
Payment Date	Jan. 29, 2019
April 2, 2019 [member]
Disclosure of detailed information about business combination [line items]
Payment Date	Apr. 26, 2019
July 2, 2019 [member]
Disclosure of detailed information about business combination [line items]
Payment Date	Jul. 29, 2019
October 1, 2019 [member]
Disclosure of detailed information about business combination [line items]
Payment Date	Oct. 29, 2019